Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction
Trade accounts payables to related parties	$ 1,822	$ 1,596
KOAS
Related Party Transaction
Trade accounts payables to related parties	824	813
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 998	$ 783